Other Assets (Equity Method Investee) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Current assets	$ 435,152	$ 471,428
Non-current assets	4,019,394	3,826,018
Total assets	4,454,546	4,297,446
Liabilities [Abstract]
Current liabilities	1,094,552	1,064,741
Non- current liabilities	2,267,936	2,217,909
Total liabilities	3,362,488	3,282,650
Equity attributable to:
Noncontrolling interest	1,784	1,672
Income Statement [Abstract]
Total revenues	2,354,744	2,255,352	$ 1,994,014
Total expenses	(1,875,952)	(1,779,160)	(1,684,276)
Net income	$ 478,792	$ 476,192	$ 309,738